QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

23. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

	Three Months Ended
	March 31,		June 30,		September 30,		December 31,
(dollars in millions, except per share data)
	2011	2010	2011	2010	2011	2010	2011	2010

Total revenues	$17,439	$18,560	$16,680	$18,318	$12,719	$19,456	$17,419	$21,203
Income (loss) from continuing operations before income tax expense (benefit)	(1,310)	1,684	1,794	1,235	(4,270)	179	2,885	16,568
Income (loss) from discontinued operations, net of income tax expense (benefit)	2,585	295	(37)	(2,645)	(221)	(1,869)	140	3,574
Net income (loss)	1,501	2,444	2,053	(2,321)	(3,826)	(2,225)	21,602	14,387
Net income from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior, and senior preferred interests	252	519	141	508	145	388	96	403
Other	(55)	119	64	20	19	104	27	112

Total net income from continuing operations attributable to noncontrolling interests	197	638	205	528	164	492	123	515
Net income (loss) attributable to AIG	$1,297	$1,796	$1,836	$(2,862)	$(3,990)	$(2,729)	$21,479	$13,853

Earnings (loss) per common share attributable to AIG common shareholders:
Basic:
Income (loss) from continuing operations	$(1.34)	$2.26	$1.03	$(1.52)	$(1.99)	$(6.23)	$11.24	$15.30
Income (loss) from discontinued operations	$1.65	$0.42	$(0.03)	$(19.56)	$(0.11)	$(13.85)	$0.07	$5.28
Diluted:
Income (loss) from continuing operations	$(1.34)	$2.26	$1.03	$(1.52)	$(1.99)	$(6.23)	$11.24	$15.30
Income (loss) from discontinued operations	$1.65	$0.42	$(0.03)	$(19.56)	$(0.11)	$(13.85)	$0.07	$5.28

Weighted average shares outstanding:
Basic	1,557,748,353	135,658,680	1,836,713,069	135,813,034	1,899,500,628	135,879,125	1,898,734,116	138,395,856
Diluted	1,557,748,353	135,724,939	1,836,771,513	135,813,034	1,899,500,628	135,879,125	1,898,845,071	138,447,775

Noteworthy quarterly items – income (expense):
Other-than-temporary impairments	(254)	(864)	(181)	(583)	(496)	(824)	(349)	(768)
Net gain (loss) on sale of divested businesses	(72)	(73)	(2)	205	(2)	4	2	19,430
Adjustment to federal and foreign deferred tax valuation allowance	(529)	775	588	(532)	(1,162)	20	19,410	(1,624)
Accelerated amortization of prepaid commitment fee asset	-	(162)	-	(76)	-	(762)	-	(705)
Reserve strengthening charge	-	-	-	-	-	-	-	(4,203)
Net gain (loss) on extinguishment of debt	(3,313)	-	(79)	-	-	-	484	(104)
Aircraft Leasing impairment charges, fair value adjustments and lease-related charges	(113)	(431)	(42)	(66)	(1,518)	(465)	(16)	(742)
Change in fair value of AIA securities	1,062	-	1,521	-	(2,315)	-	1,021	(638)
Change in fair value of Maiden Lane Interests	995	911	(843)	478	(974)	457	218	459